May 01, 2025
AZL MSCI Global Equity Index Fund
Investment Objective
The Fund seeks to match the performance of the MSCI World Index as closely as possible.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AZL MSCI Global Equity Index Fund		AZL MSCI Global Equity Index Fund Class 1	AZL MSCI Global Equity Index Fund Class 2
Management Fee		0.70%	0.70%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.09%	0.09%
Total Annual Fund Operating Expenses		0.79%	1.04%
Fee Waiver	[1]	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.39%	0.64%
[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.30% through at least April 30, 2026, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AZL MSCI Global Equity Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
AZL MSCI Global Equity Index Fund Class 1	40	212	399	941
AZL MSCI Global Equity Index Fund Class 2	65	291	535	1,235

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund seeks to track the investment results of the MSCI World Index (the “Underlying Index”), which is designed to measure the performance of equity securities in the top 85% of equity market capitalization, as calculated by the index provider, in certain developed market countries. The Underlying Index includes equity securities issued by issuers, which range in size between approximately $1.7 billion and $3.7 trillion as of February 28, 2025, although this range may change from time to time. As of February 28, 2025, the Underlying Index consisted of companies in the following 23 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States; the United States represented approximately 73% of the Underlying Index by weight. The Underlying Index may include large- or mid-capitalization companies. With 1,395 constituents as of February 28, 2025, the Underlying

Index covers approximately 85% of the free float-adjusted market capitalization in each country. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Subadviser generally uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index.

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was subadvised by NFJ Investment Group LLC, an affiliate of the Manager, managed pursuant to different investment strategies, and known as the AZL NFJ International Value Fund. Consequently, the performance information shown below prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Bar Chart and Table (Class 2) Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	19.21%
Lowest (Q1, 2020)	-21.20%

Average Annual Total Returns
Average Annual Returns - AZL MSCI Global Equity Index Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
AZL MSCI Global Equity Index Fund Class 1		18.48%			8.17%	Jun. 21, 2021
AZL MSCI Global Equity Index Fund Class 2		18.16%	10.75%	7.41%		May 01, 2009
MSCI World Index	[1]	19.19%	11.70%	10.52%	8.76%
[1]	Reflects no deduction for fees, expenses, or taxes.